DERIVATIVE INSTRUMENTS AND HEDGING	12 Months Ended
Dec. 29, 2012
DERIVATIVE INSTRUMENTS AND HEDGING

NOTE J – DERIVATIVE INSTRUMENTS AND HEDGING

As a global supplier of office products and services the Company is exposed to risks associated with changes in foreign currency exchange rates, commodity prices and interest rates. Foreign operations are typically, but not exclusively, conducted in the currency of the local environment. The Company is exposed to the risk of foreign currency exchange rate changes when making purchases, selling products, or arranging financings that are denominated in a currency different from the entity’s functional currency. Depending on the settlement timeframe and other factors, the Company may enter into foreign currency derivative transactions to mitigate those risks. The Company may designate and account for such qualifying arrangements as hedges. Gains and losses on these cash flow hedging transactions are deferred in other comprehensive income (“OCI”) and recognized in earnings in the same period as the hedged item. Transactions that are not designated as cash flow hedges are marked to market at each period with changes in value included in earnings. Historically, the Company has not entered into transactions to hedge net investment in foreign operations but may in future periods.

The Company is also exposed to the risk of changing fuel prices from inbound and outbound transportation arrangements. The structure of many of these transportation arrangements, however, precludes applying hedge accounting. In those circumstances, the Company may enter into derivative transactions to offset the risk of commodity price changes, and the value of the derivative contract is marked to market at each reporting period with changes recognized in earnings. To the extent fuel arrangements qualify for hedge accounting, gains and losses are deferred in OCI until such time as the hedged item impacts earnings. At the end of the 2012, the Company had entered into a series of monthly forward swap contracts for approximately 10.9 million gallons of fuel settling through January 2014. These contracts are not designated as hedging instruments.

Interest rate changes on Company’s obligations may result from external market factors, as well as changes in credit rating or availability under the Facility. The Company manages exposure to interest rate risks at the corporate level. Interest rate sensitive assets and liabilities are monitored and assessed for market risk. Currently, no interest rate related derivative arrangements are in place. OCI includes the deferred gain from a hedge contract terminated in a prior period, net of the portion that was recognized as a component of the Loss on extinguishment of debt during the quarter ended March 31, 2012. This deferral is being amortized to interest expense through August 2013.

In certain markets, the Company may contract with third parties for future electricity needs. Such arrangements are not considered derivatives because they are within the ordinary course of business and are for physical delivery. Accordingly, these arrangements are not included in the tables below.

Financial instruments authorized under the Company’s established risk management policy include spot trades, swaps, options, caps, collars, forwards and futures. Use of derivative financial instruments for speculative purposes is expressly prohibited.

The following tables provide information on the Company’s hedging and derivative positions and activity.

	December 29, 2012		December 31, 2011
(In thousands)	Other Current Assets	Other Current Liabilities	Other Current Assets	Other Current Liabilities
Designated cash flow hedges:
Foreign exchange contracts	$565	$323	$284	$—
Non-designated hedging instruments:
Foreign exchange contracts	—	9	57	92
Commodity contracts – fuel	201	—	—	251

Total	$766	$332	$341	$343

	Non-Designated Hedging Instruments			Designated Cash Flow Hedges
	Amounts of Gain/(Loss) Recognized in Statement of Operations (a)(b)			(Gain)/Loss Recognized in OCI			(Gains)/Loss Reclassified from OCI to Statement of Operations (c)
(In thousands)	2012	2011	2010	2012	2011	2010	2012	2011	2010
Foreign exchange contracts	$(3,066)	$(6,452)	$(117)	$(515)	$1,646	$(1,982)	$(165)	$1,123	$(2,229)
Commodity contracts-fuel	452	3,601	253	—	—	—	—	—	—

Total	$(2,614)	$(2,851)	$136	$(515)	$1,646	$(1,982)	$(165)	$1,123	$(2,229)

(a)	Foreign exchange contracts amounts are included in Miscellaneous income, net
(b)	Approximately 60% of the fuel commodity contracts amounts are reflected in Cost of goods sold and occupancy costs. The remaining 40% of the amounts are reflected in Operating and selling expenses.
(c)	Included in Cost of goods sold and occupancy costs.

The existing designated hedge contracts are highly effective and the ineffective portion is considered immaterial. As of December 29, 2012, the foreign exchange contracts extend through December 2013. Losses currently deferred in OCI are expected to be recognized in earnings within the next twelve months. There were no hedging arrangements requiring collateral. However, the Company may be required to provide collateral on certain arrangements in the future. The fair values of the Company’s foreign currency contracts and fuel contracts are the amounts receivable or payable to terminate the agreements at the reporting date, taking into account current exchange rates. The values are based on market-based inputs or unobservable inputs that are corroborated by market data.